Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	2024	2023
	ARS 000	ARS 000
Non-current:

Materials and spare parts	14,519,652	21,926,176
Provision for obsolete inventory (Note 10.1)	(10,240,800)	(8,900,483)
	4,278,852	13,025,693
Current:

Materials and spare parts	21,760,222	18,440,927
Forest inventories	33,226	994,518
Fuel oil	7,461	16,247
Gas oil	7,476	16,280
	21,808,385	19,467,972

Schedule of provision for obsolete inventory

	12-31-2024			12-31-2023
Item	At beginning	Increases	At end	At end

Inventories	8,900,483	1,340,317	10,240,800	8,900,483
Total 12-31-2024	8,900,483	1,340,317	10,240,800
Total 12-31-2023	7,340,932	1,559,551		8,900,483